RELATED PARTY TRANSACTIONS (Due From Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Shanghai XinZhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2013 Shanghai XinZhi Trading Co., Ltd. [Member] CNY	Dec. 31, 2014 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2013 Fujian Yun Tong Co., Ltd. [Member] CNY	Dec. 31, 2014 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2013 Xiamen Shuiwu Co., Ltd. [Member] CNY	Dec. 31, 2014 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2013 Shanghai Dinuo Co., Ltd. [Member] CNY	Dec. 31, 2014 Sun Yan [Member] CNY	Dec. 31, 2013 Sun Yan [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 560	3,476	5,509	2,826	2,894	213	1,408	210	980	136	136	91	91